Financial Instruments With Off Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments With Off Balance Sheet Risk [Abstract]
Financial Instruments With Off Balance Sheet Risk

NOTE 16 – FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK

     In the ordinary course of business, and to meet the financing needs of its customers, the Bank is a party to various financial instruments with off balance sheet risk. These financial instruments, which include commitments to extend credit and standby letters of credit, involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the balance sheet. The contract amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

     The Bank's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amounts of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on balance sheet instruments.

     Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any material condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee. At December 31, 2011 and 2010, unfunded commitments to extend credit were $10.9 million and $10.8 million, respectively, and outstanding letters of credit were approximately $1.0 million and $715,000, respectively.

     At December 31, 2011, the unfunded commitments consisted of $8.5 million at variable rates and $2.4 million at fixed rates with $4.8 million expiring within one year. The Bank evaluates each customer's credit worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the borrower. Collateral varies but may include accounts receivable, inventory, property, plant and equipment, and commercial and residential real estate.

     Fair values of off balance sheet lending commitments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties' credit standing, and were immaterial in 2011 and 2010.

     The Bank offers an automatic overdraft protection product. Approximately $1.1 million of overdraft protection is available under this product as of December 31, 2011. The Bank expects that much of this capacity will not be utilized. During 2011 the average balance of total demand deposit overdrafts was approximately $24,000.